Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Short-term borrowings
Short-term borrowings as of December 31 are summarized as follows:

	2021	2020
Securities sold under agreements to repurchase	$112,760	$196,272
Federal funds purchased	—	—
Federal Home Loan Bank short-term advances	—	25,000

Total short-term borrowings	$112,760	$221,272

Summary of average balances and cost of funds of short term borrowings
The average balances and cost of funds of short-term borrowings for the years ending December 31 are summarized as follows:

	Average Balances		Cost of Funds
	2021	2020	2021	2020
Securities sold under agreements to repurchase	$129,207	$181,699	0.30%	0.46%
Federal funds purchased	19	919	0.72%	0.44%
Federal Home Loan Bank short-term advances	6,056	9,399	0.14%	0.15%

Total short-term borrowings	$135,282	$192,017	0.30%	0.45%